Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share Based Compensation
Schedule of share-based compensation expense

Included in the Consolidated Statements of Comprehensive Income within Operating, Selling and General expense are the following share-based compensation amounts:

($ millions)	2024	2023
Equity-settled plans	13	16
Cash-settled plans	497	413
Total share-based compensation expense	510	429

Schedule of liability recognized for share-based compensation

Included in the Consolidated Balance Sheets within accounts payable and accrued liabilities and other long-term liabilities are the following fair value amounts for the company’s cash-settled plans:

	December 31	December 31
($ millions)	2024	2023
Current liability	487	549
Long-term liability (note 22)	334	339
Total Liability	821	888

Schedule of weighted average fair value of options granted during the period and the weighted average assumptions used in their determination

The weighted average fair value of options granted during the period and the weighted average assumptions used in their determination are noted below:

	2024	2023
Annual dividend per share (dollars)	2.22	2.11
Risk-free interest rate	3.57%	3.66%
Expected life	4.4 years	4.5 years
Expected volatility	45%	45%
Weighted average fair value per option (dollars)	13.09	12.70
Suncor's average share price	51.23	42.91

Summary of activity of stock option plans

The following table presents a summary of the activity related to Suncor’s stock option plans:

	2024		2023

		Weighted		Weighted
		Average		Average
	Number	Exercise Price	Number	Exercise Price
	(thousands)	($)	(thousands)	($)
Outstanding, beginning of year	17 036	39.32	21 068	38.55
Granted	1 195	45.91	1 610	44.56
Exercised as options for common shares	(9 796)	39.33	(4 611)	37.11
Forfeited/expired	(300)	43.78	(1 031)	41.77
Outstanding, end of year	8 135	40.11	17 036	39.32
Exercisable, end of year	5 966	38.66	14 300	39.61

Schedule of exercise price ranges and weighted average remaining contractual lives

For the options outstanding at December 31, 2024, the exercise price ranges and weighted average remaining contractual lives are shown below:

	Outstanding			Exercisable

		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
	Number	Contractual Life	Exercise	Number	Exercise
Exercise Prices ($)	(thousands)	(years)	Price ($)	(thousands)	Price ($)
22.63-37.36	1 792	3	30.52	1 508	29.34
37.37-39.16	1 905	2	39.05	1 751	39.06
39.17-43.52	2 201	1	42.93	2 180	42.95
43.53-45.74	1 030	5	45.50	443	45.51
45.75-56.27	1 207	6	46.25	84	50.03
Total	8 135	3	40.11	5 966	38.66

Summary of common shares available for granting future options	Common shares authorized for issuance by the Board of Directors that remain available for the granting of future options:

(thousands)	2024	2023
	26 430	27 322

Share Units
Share Based Compensation
Summary of activity of equity awards

The following table presents a summary of the activity related to Suncor’s share unit plans:

(thousands)	PSU	RSU	DSU
Outstanding, December 31, 2022	2 209	28 262	1 331
Granted	814	9 006	299
Redeemed for cash	(436)	(7 582)	(461)
Forfeited/expired	(273)	(3 156)	-
Outstanding, December 31, 2023	2 314	26 530	1 169
Granted	616	6 379	138
Redeemed for cash	(824)	(12 570)	(418)
Forfeited/expired	(210)	(870)	-
Outstanding, December 31, 2024	1 896	19 469	889

Stock Appreciation Rights (SARs)
Share Based Compensation
Summary of activity of equity awards

SARs have a seven-year life and vest annually over a three-year period.

	2024		2023

		Weighted		Weighted
		Average		Average
	Number	Exercise Price	Number	Exercise Price
	(thousands)	($)	(thousands)	($)
Outstanding, beginning of year	176	41.48	287	39.95
Granted	22	46.06	20	42.96
Exercised	(113)	41.67	(128)	38.17
Forfeited/expired	-	—	(3)	45.57
Outstanding, end of year	85	42.38	176	41.48
Exercisable, end of year	51	40.99	156	41.48